Fees and Expenses	May 01, 2026
MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	None
Other Expenses	0.25%[1]
Acquired Fund Fees and Expenses	0.88%[2]
Total Annual Fund Operating Expenses	2.13%

(1)	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .55%.

(2)	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$218	$688	$1,206	$2,746

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.90% of the average value of its portfolio.

Summary Section

MH Elite Small Cap Fund of Funds

Portfolio Turnover, Rate	21.90%
MH Elite Fund of Funds
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	None
Other Expenses	0.25%[1]
Acquired Fund Fees and Expenses	0.59%[2]
Total Annual Fund Operating Expenses	1.84%

(1)	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .55%.

(2)	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$189	$595	$1,042	$2,372

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.26% of the average value of its portfolio.

Summary Section

MH Elite Fund of Funds

Portfolio Turnover, Rate	22.26%
MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	None
Other Expenses	0.25%[1]
Acquired Fund Fees and Expenses	0.78%[2]
Total Annual Fund Operating Expenses	2.03%

(1)	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .55%.

(2)	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 years
$208	$656	$1,150	$2,617

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.14% of the average value of its portfolio.

Summary Section

MH Elite Select Portfolio of Funds

Portfolio Turnover, Rate	23.14%
MH Elite Income Fund of Funds
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Investment Advisory Fees	1.00%
Distribution (and/or Service) (12b-1) Fees	None
Other Expenses	0.25%[1]
Acquired Fund Fees and Expenses	0.64%[2]
Total Annual Fund Operating Expenses	1.89%

(1)	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .55%.

(2)	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 years
$194	$611	$1,070	$2,437

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A Fund may pay transaction costs, such as commissions, when it buys and sell securities (or turns over its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.33% of the average value of its portfolio.

Summary Section

MH Elite Income Fund of Funds

Portfolio Turnover, Rate	7.33%